Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2018	Jul. 31, 2018 CAD ($)	Oct. 31, 2017	Jul. 31, 2017 CAD ($)
Disclosure of intangible assets and goodwill [Line Items]
Annual impairment of goodwill		$ 0		$ 0
Period of discounted cash flow method for calculating value in use	5-year
Terminal growth rate	4.50%		4.50%
Cash flows discounted rate	10.00%		10.00%
Annual impairment of Indefinite life intangible assets		$ 0		$ 0
Bottom of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used	11.0		11.0
Top of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used	13.5		12.5